Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Discontinued operations, net of taxes
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Sales	—	—	—
Cost of Sales	—	—	—
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	—	—	—
Administrative expenses	(129)	—	—
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Operating loss and net loss	(129)	—	—
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Carrying value of assets and liabilities
	March 31, 2012	March 31, 2013
Assets:	$ in thousands	$ in thousands
Total assets of discontinued operations	—	—
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Liabilities:
Liabilities of discontinued operations	—	—
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